CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2017	Sep. 30, 2016
Allowance for Doubtful Accounts Receivable, Current	$ 1,817,050	$ 1,648,178
Common Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	13,068,346	9,000,000
Common Stock, Shares, Outstanding	13,068,346	9,000,000